Income tax (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Current	$ (1,399)	$ (32)
Long-term deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Noncurrent	(6,882)	(7,104)
Deferred Tax Liabilities, Net, Classification [Abstract]
Deferred tax assets (liabilities), net	1,890	0
Unbilled construction contract income [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	0	21
Direct financing lease [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	80	0
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	6,589	0
Accrued liabilities and other payables [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	500	11
Derivative financial instruments [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	1,169	0
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	1,097	0
New buildings [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	0	7,359
Other equipment [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	6	0
Prepaid and deferred revenue [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	0	233
Tax loss carry forward [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	911	0
Accrued liabilities and other receivables [Member]
Deferred Tax Liabilities, Net, Classification [Abstract]
Deferred Tax Liabilities, Gross, Current	(32)	(64)
Deferred debt issuance cost [Member]
Deferred Tax Liabilities, Net, Classification [Abstract]
Deferred Tax Liabilities, Gross, Noncurrent	(149)	(276)
Deferred charges [Member]
Deferred Tax Liabilities, Net, Classification [Abstract]
Deferred Tax Liabilities, Gross, Noncurrent	$ 0	$ (148)